Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Net Loss Per Common Share Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2014	December 31, 2013
Conversion of Series D Preferred	-	24,503
Exercise of outstanding common stock options and warrants	281,251	399,591
Exercise and conversion of outstanding Series D Preferred warrants	42,000	42,000
Total common stock equivalents	323,251	466,094

	2014	2013

Conversion of Series D Preferred stock	-	14,040
Exercise of outstanding Common Stock options and warrants	305,251	427,966
Exercise and conversion of outstanding Series D Preferred stock warrants	42,000	162,000
Total Common Stock equivalents	347,251	604,006